Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in millions):

	Year Ended December 31,
	2017	2016	2015
Cash paid during the period for interest, net of amounts capitalized	$305	$66	$123
Contribution of assets to equity method investee	14	—	—
Non-cash conveyance of assets	—	—	13

The balance in property, plant and equipment, net funded with accounts payable and accrued liabilities was $521 million, $395 million and $301 million as of December 31, 2017, 2016 and 2015, respectively.